Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2021
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES GLOBAL ALLOCATION FUND
CIK	dei_EntityCentralIndexKey	0000013386
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 27, 2022
Effective Date	dei_DocumentEffectiveDate	Jan. 27, 2022
Prospectus Date	rr_ProspectusDate	Jan. 31, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Global Allocation Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSTBX
Federated Hermes Global Allocation Fund | B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSBBX
Federated Hermes Global Allocation Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSBCX
Federated Hermes Global Allocation Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSBKX
Federated Hermes Global Allocation Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBFIX
Federated Hermes Global Allocation Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSBLX